Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Taxes
Schedule of income tax (benefit) expense

	Year ended June 30,
	2012	2013	2014
Current taxes
U.S. federal	$12	$126	$(125)
State and local	34	94	39
Deferred taxes:
U.S. federal	738	(516)	160
State and local	100	(306)	181
Total income tax (benefit) expense	$884	$(602)	$255

Schedule of tax rate reconciliation by applying the U.S. federal income tax rate to pretax income from continuing operations

	Year ended June 30,
	2012	2013	2014
Income tax provision at statutory federal rate	$875	$6	$(2,331)
Increase (reduction) in income taxes resulting from:
Research and development credit, net of federal income tax benefit	(173)	(650)	(189)
Non-deductible expenses	25	53	284
Change in valuation allowance	—	—	2,878
State and local income taxes, net of federal income tax benefit	157	(11)	(387)
	$884	$(602)	$255

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	Year ended June 30,
	2013	2014
Deferred tax assets:
Deferred rent	$438	$569
Allowance for doubtful accounts	46	48
Accrued expenses	583	761
Stock-based compensation	333	2,149
Net operating loss carryforwards	359	1,641
Research and development credit	832	1,116
AMT Credits	138	11
Intangible assets	—	5
Total deferred tax assets	2,729	6,300
Valuation allowance	—	(2,878)
Net deferred tax assets	2,729	3,422
Deferred tax liabilities:
Research and development costs	(1,024)	(1,950)
Prepaid expenses	(66)	(74)
Depreciation	(1,306)	(1,406)
Total deferred liabilities	(2,396)	(3,430)
Net deferred tax asset (liability)	$333	$(8)